Note 15 - Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 288,000	$ 269,000	$ 301,000